12. Stockholders Deficit (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
Common Stock
Transaction Type		Quantity	Valuation	Range of Value per Share
December 31, 2014
Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001
Common stock issued per mutual release and waiver	(2)	250,000	62,500	0.25
		1,250,000	63,500	$.001-0.25
September 30, 2015
Common stock issued per Agreement and Waiver and Agreement to Convert	(3)	1,718,585	429,646	0.25
Common stock issued per Employment Agreement of CEO	(4)	250,000	62,500	0.25
Common stock issued per Stock Offering	(5)	3,349,333	2,009,600	0.60
		$5,317,918	2,501,746	$0.25-0.60

Stock Options
			Weighted Average Remaining	Aggregate
		Weighted Average	Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- September 30, 2015	200,000	0.375	2.93	—

Stock Warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2013	4,338,884	$0.242	4.9
Granted	5,390,100	0.375	5
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	$0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, September 30, 2015	9,728,984	$0.375	2.93

Quarter One Report [Member]
Common Stock

Transaction Type		Quantity	Valuation	Range of Value per Share

December 31, 2014
Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001
Common stock issued per mutual release and waiver	(2)	250,000	$62,500	$0.25
		1,250,000	$63,500	$0.001 - 0.25
March 31, 2015
Common stock issued per Agreement and Waiver and Agreement to Convert	(3)	1,601,243	$400,311	$0.25
		1,601,243	$400,311	$0.25

Total		2,851,243	$463,811	$0.001 - 0.025

Stock Options
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value

Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- March 31, 2015	200,000	0.375	3.43	—

Stock Warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2013	4,338,884	$0.242	4.9
Granted	5,390,100	0.375	5.0
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	$0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2013	9,728,984	$0.375	3.9